Taxation (Details 3) (CNY)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets, current:
Accrued payroll and other expenses	13,204,105	12,554,436
Allowance for doubtful accounts	1,492,412	1,260,432
Less: valuation allowance	(14,696,517)	(13,814,868)	(10,467,945)	(8,384,821)
Deferred tax assets, non-current:
Net operating loss carry forwards	61,470,932	42,445,648
Temporary difference on property and equipment	13,529,678	9,888,250
Less: valuation allowance	(75,000,610)	(52,333,898)	(34,073,011)	(11,148,212)